SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accrued Warranty) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Balance at beginning of year	$ 705	$ 472	$ 706
Cost incurred	(1,453)	(1,127)	(756)
Expense recognized	1,996	1,360	522
Balance at end of year	$ 1,248	$ 705	$ 472